Debt Outstanding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified															3 Months Ended	12 Months Ended
	Mar. 31, 2013 Senior secured term loan TransUnion Corp-Successor	Mar. 31, 2013 Senior secured revolving line of credit TransUnion Corp-Successor	Jun. 15, 2010 11.375% Senior notes	Mar. 31, 2013 11.375% Senior notes TransUnion Corp-Successor	Mar. 31, 2013 10.0% Note payable TransUnion Corp-Successor	Dec. 31, 2012 10.0% Note payable TransUnion Corp-Successor	Mar. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Mar. 31, 2013 TransUnion Holding Company, Inc. Senior secured revolving line of credit	Mar. 31, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Mar. 31, 2013 TransUnion Holding Company, Inc. 9.625% Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Senior Note	Mar. 31, 2013 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Senior Note	Mar. 31, 2013 TransUnion Holding Company, Inc. 10.0% Note payable	Dec. 31, 2012 TransUnion Holding Company, Inc. 10.0% Note payable	Dec. 31, 2012 TransUnion Holding Company, Inc. 5.11% Senior secured revolving line of credit	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.625% RFC loan	Dec. 31, 2012 TransUnion Holding Company, Inc. 4.69% Note payable
Debt Instrument [Line Items]
Fixed Interest Rate			11.375%	11.375%			9.625%				11.375%	11.375%	9.625%	9.625%	8.125%	8.125%
Variable interest rate	4.25%	4.63%						4.25%	5.50%	4.63%									5.11%
Imputed interest rate					10.00%	10.00%											10.00%	10.00%		11.625%	4.69%
Unamortized fair value adjustment				$ 109.2							$ 109.2	$ 113.4
Maturity Date	Feb. 10, 2019	Feb. 10, 2017	Jun. 15, 2018	Jun. 15, 2018				Feb. 10, 2019	Feb. 10, 2018	Feb. 10, 2017	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Apr. 15, 2013	Apr. 15, 2013	Feb. 10, 2017	Dec. 15, 2018
Discount at issuance															$ 1.9	$ 2.0